SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 29, 2020 (UNAUDITED)

	Shares	Market Value
Master Limited Partnership - Common Stocks 60.58%

Oil & Gas Equipment & Services 4.26%
USA Compression Partners LP	835,420	$11,428,546

Oil & Gas Exploration & Production 4.09%
Black Stone Minerals LP	402,749	3,564,329
Viper Energy Partners LP	415,457	7,407,598
		10,971,927
Oil & Gas Storage & Transportation 52.09%
BP Midstream Partners LP	139,496	1,858,087
Cheniere Energy Partners LP (a)	351,519	11,916,494
CNX Midstream Partners LP	374,825	4,389,201
Crestwood Equity Partners LP	393,694	8,204,583
DCP Midstream LP	40,930	638,099
Enable Midstream Partners LP	444,318	2,754,772
Energy Transfer Equity LP	1,083,870	12,009,280
Enterprise Products Partners LP	609,594	14,227,924
EQT Midstream Partners LP	134,843	2,340,874
Genesis Energy LP	137,582	1,366,189
Global Partners LP	86,297	1,669,847
Holly Energy Partners LP	60,419	1,253,090
Magellan Midstream Partners LP	246,065	13,422,846
MPLX LP	707,997	14,365,259
Noble Midstream Partners LP	179,844	2,760,605
PBF Logistics LP	103,900	1,970,983
Phillips 66 Partners LP	300,814	16,355,257
Plains All American Pipeline LP	305,112	4,170,881
Shell Midstream Partners LP	547,698	9,371,113
Sprague Resources LP	157,382	1,934,225
Sunoco LP	162,374	4,388,969
Tallgrass Energy LP	180,662	3,987,210
TC PipeLines LP	58,919	2,235,976
Teekay LNG Partners LP	175,101	2,201,019
		139,792,783

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 29, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Renewable Electricity 0.14%
Brookfield Renewable Partners LP	7,500	$373,950

Total Master Limited Partnership - Common Stocks (Cost $189,572,149)		162,567,206

Common Stocks 39.79%

Electric Utilities 0.04%
NextEra Energy, Inc.	400	101,104

Gas Utilities 1.68%
UGI Corporation	124,922	4,502,189

Industrial REITs 0.02%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,250	42,437

Integrated Oil & Gas 4.25%
Chevron Corporation	77,230	7,208,648
Exxon Mobil Corporation	54,370	2,796,793
Occidental Petroleum Corporation	42,955	1,406,347
		11,411,788
Multi-Utilities 2.24%
Dominion Energy, Inc.	76,892	6,011,417

Oil & Gas Equipment & Services 0.37%
Baker Hughes Company	62,000	997,580

Oil & Gas Exploration & Production 0.91%
Marathon Oil Corporation	114,273	946,180

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 29, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Parsley Energy, Inc., Class A	112,500	$1,507,500
		2,453,680
Oil & Gas Refining & Marketing 6.25%
Marathon Petroleum Corporation	111,171	5,271,729
Phillips 66	71,282	5,336,171
Valero Energy Corporation	92,934	6,156,877
		16,764,777
Oil & Gas Storage & Transportation 24.03%
Cheniere Energy, Inc.(b)	20,025	1,027,082
Enbridge, Inc.	329,177	12,321,095
Hess Midstream LP, Class A	233,537	4,455,886
Kinder Morgan, Inc. (a)	858,494	16,457,330
ONEOK, Inc.	205,921	13,739,049
Plains GP Holdings, LP, Class A	44,830	617,309
Targa Resources Corporation	187,960	6,089,904
TC Energy Corporation	21,550	1,128,142
Williams Companies, Inc. (The)	454,932	8,666,455
		64,502,252
Total Common Stocks (Cost $121,229,029)		106,787,224

Money Market Funds 0.11%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.48%(c)	307,452	307,452

Total Money Market Funds (Cost $307,452)		307,452

Total Investments — 100.48% (Cost $311,108,630)		269,661,882
Liabilities in Excess of Other Assets — (0.48)%		(1,274,860)
NET ASSETS - 100.00%		$268,387,022

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 29, 2020.

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF WRITTEN OPTIONS | FEBRUARY 29, 2020 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Cheniere Energy Partners LP (a)	(30)	$(101,700)	$43.00	March 2020	$(600)
Kinder Morgan, Inc. (a)	(50)	(95,850)	$21.00	March 2020	(900)
Total Written Call Options— (0.00)%
(Premiums Received $3,747)					$(1,500)

(a)	Non-income producing security.

At February 29, 2020, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$56,495,810
Gross unrealized depreciation	(47,037,706)
Net unrealized appreciation	$9,458,104

Cost basis of investments	$260,202,278

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 29, 2020 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets
Master Limited Partnership - Common Stocks	$162,567,206	$-	$-	$162,567,206
Common Stocks	106,787,224	-	-	106,787,224
Money Market Funds	307,452	-	-	307,452
Total	$269,661,882	$-	$-	$269,661,882

Liabilities
Written Call Options	$(1,500)	$-	$-	$(1,500)
Total	$(1,500)	$-	$-	$(1,500)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.